FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of fair value measurement inputs level 1

	ASC 820	December 31,	December 31,
	Level	2021	2020
Assets:
Cash and cash equivalents	Level 1	47,183	24,696
Liabilities:
Short-term borrowings	Level 1	1,914	2,638